Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Related Party Transactions
Management Consulting Arrangement
The Company is subject to an Amended and Restated Management Consulting Agreement with Apollo (the “Management Consulting Agreement”) that renews on an annual basis, unless notice to the contrary is given by either party. Under the Management Consulting Agreement, the Company receives certain structuring and advisory services from Apollo and its affiliates. The Management Consulting Agreement provides indemnification to Apollo, its affiliates and their directors, officers and representatives for potential losses arising from these services. Apollo is entitled to an annual fee equal to the greater of $3 or 2% of the Company’s Adjusted EBITDA. Apollo elected to waive charges of any portion of the annual management fee due in excess of $3 for the years ended December 31, 2013, 2012 and 2011.
During each of the years ended December 31, 2013, 2012 and 2011, the Company recognized expense under the Management Consulting Agreement of $3. These amounts are included in “Other operating expense (income), net” in the Company’s Consolidated Statements of Operations.
Shared Services Agreement
On October 1, 2010, in conjunction with the Momentive Combination, the Company entered into a shared services agreement with MPM, as amended on March 17, 2011 (the “Shared Services Agreement”). Under this agreement, the Company provides to MPM, and MPM provides to the Company, certain services, including, but not limited to, executive and senior management, administrative support, human resources, information technology support, accounting, finance, technology development, legal and procurement services. The Shared Services Agreement establishes certain criteria upon which the costs of such services are allocated between the Company and MPM. Pursuant to this agreement, during the years ended December 31, 2013, 2012 and 2011, the Company incurred approximately $121, $155 and $163, respectively, of net costs for shared services and MPM incurred approximately $92, $148 and $158, respectively, of net costs for shared services. Included in the net costs incurred during the years ended December 31, 2013, 2012 and 2011, were net billings from the Company to MPM of $31, $22 and $11, respectively. These net billings were made to bring the percentage of total net incurred costs for shared services under the Shared Services Agreement to the applicable allocation percentage, as well as to reflect costs allocated 100% to one party. The allocation percentage was initially set at 51% for the Company and 49% for MPM at the inception of the agreement. Following a routine review by the Steering Committee in accordance with the terms of the Shared Services Agreement, the allocation percentage for 2013 was set at 57% for the Company and 43% for MPM. The Company had accounts receivable from MPM of $4 and $1 as of December 31, 2013 and December 31, 2012, respectively, and accounts payable to MPM of $0 and $1 at December 31, 2013 and December 31, 2012, respectively. During the years ended December 31, 2013, 2012 and 2011, the Company realized approximately $6, $24 and $29, respectively, in cost savings as a result of the Shared Services Agreement.
Apollo Advance
In connection with the terminated Huntsman merger and related litigation settlement agreement and release among the Company, Huntsman and other parties entered into in 2008, the Company paid Huntsman $225. The settlement payment was funded to the Company by an advance from Apollo, while reserving all rights with respect to reallocation of the payments to other affiliates of Apollo. Under the provisions of the settlement agreement and release, the Company was only contractually obligated to reimburse Apollo for any insurance recoveries on the $225 settlement payment, net of expense incurred in obtaining such recoveries. Apollo agreed that the payment of any such insurance recoveries would satisfy the Company’s obligation to repay amounts received under the $225 advance.
In April 2012, the Company agreed to a settlement with its insurers to recover $10 in proceeds associated with the $225 settlement payment made to Huntsman in 2008. During the year ended December 31, 2012, the Company recognized the $10 settlement, which was recorded net of approximately $2 of fees related to the settlement, and is included in “Other operating expense (income), net” in the Consolidated Statements of Operations. In July 2012, the Company received approximately $1 from its insurers for reimbursement of expenses incurred in obtaining the recoveries, and remitted to Apollo the remaining $7 of the insurance settlement. Following receipt of the settlement payment, Apollo acknowledged the satisfaction of the Company’s obligations to Apollo with respect to the $225 advance, which was previously recorded as a long-term liability. The remaining $218 was reclassified from a long-term liability to equity as a capital contribution from Apollo during the year ended December 31, 2012.
Preferred Equity Commitment and Issuance
In December 2011, in conjunction with the repayment of a term loan of $100 extended to the Company by certain affiliates of Apollo, Momentive Holdings issued 28,795,935 preferred units and 28,785,935 warrants to purchase common units of Momentive Holdings to affiliates of Apollo for a purchase price of $205 (the “Preferred Equity Issuance”), representing the initial $200 face amount, plus amounts earned from the interim liquidity facilities, less related fees and expenses. Momentive Holdings contributed $189 of the proceeds from the Preferred Equity Issuance to MSC Holdings and MSC Holdings contributed the amount to the Company. As of December 31, 2011, the Company had recognized a capital contribution of $204, representing the total proceeds from the Preferred Equity Issuance, less related fees and expenses. The remaining $16 was held in a reserve account at December 31, 2011 by Momentive Holdings to redeem any additional preferred units from Apollo equal to the aggregate number of preferred units and warrants subscribed for by all other members of Momentive Holdings. In January 2012, the remaining $16 of proceeds held in the reserve account were contributed to the Company.
Purchase of MSC Holdings Debt
In 2009, the Company purchased $180 in face value of the outstanding MSC Holdings LLC PIK Debt Facility for $24, including accrued interest. The loan receivable from MSC Holdings was recorded at its acquisition value of $24 as a reduction of equity in the Consolidated Balance Sheets as MSC Holdings is the Company’s parent. In addition, the Company had not recorded accretion of the purchase discount or interest income as ultimate receipt of these cash flows was under the control of MSC Holdings.
During the year ended December 31, 2013, in conjunction with the 2013 Refinancing Transactions (see Note 9), the loan receivable from MSC Holdings was settled for no consideration at the direction of MSC Holdings. As a result, the Company accounted for the settlement of the loan as a distribution to MSC Holdings of $24, which was recognized in “Paid-in Capital” in the Consolidated Balance Sheets. Additionally, during the year ended December 31, 2013, the Company declared a distribution to MSC Holdings of $208 in connection with the retirement of the outstanding $247 aggregate principal amount of the MSC Holdings’ LLC PIK Facility held by an unaffiliated third party, in conjunction with the 2013 Refinancing Transactions.
Purchases and Sales of Products and Services with MPM
The Company also sells products to, and purchase products from, MPM pursuant to a Master Buy/Sell Agreement dated as of September 6, 2012 (the “Master Buy/Sell Agreement”). Prices under the agreement are determined by a formula based upon certain third party sales of the applicable product, or in the event that no qualifying third party sales have taken place, based upon the average contribution margin generated by certain third party sales of products in the same or a similar industry. The standard terms and conditions of the seller in the applicable jurisdiction apply to transactions under the Master Buy/Sell Agreement. A subsidiary of MPM also acts as a non-exclusive distributor in India for certain of the Company’s subsidiaries pursuant to Distribution Agreements dated as of September 6, 2012 (the “Distribution Agreements”). Prices under the Distribution Agreements are determined by a formula based on the weighted average sales price of the applicable product less a margin. The Master Buy/Sell Agreement and Distribution Agreements have initial terms of 3 years and may be terminated for convenience by either party thereunder upon 30 days' prior notice in the case of the Master/Buy Sell Agreement and upon 90 days' prior notice in the case of the Distribution Agreements. Pursuant to these agreements and other purchase orders, the Company sold less than $1 of products to MPM during each of the years ended December 31, 2013 and 2012. The Company purchased $9 and $3 of products from MPM during the years ended December 31, 2013 and 2012, respectively. As of December 31, 2013 and 2012, the Company had less than $1 of accounts receivable from MPM and $1 and less than $1, respectively, of accounts payable to MPM related to these agreements.
Purchases and Sales of Products and Services with Affiliates Other than MPM
The Company sells products to various Apollo affiliates other than MPM. These sales were $126, $36 and $2 for the years ended December 31, 2013, 2012 and 2011, respectively. The Company had accounts receivable from these affiliates of $17 and $26 at December 31, 2013 and 2012, respectively. The Company also purchases raw materials and services from various Apollo affiliates other than MPM. These purchases were $31, $34 and $32 for the years ended December 31, 2013, 2012 and 2011, respectively. The Company had accounts payable to these affiliates of less than $1 and $4 at December 31, 2013 and 2012, respectively.
Participation of Apollo Global Securities in Refinancing Transactions
In January 2013, Apollo Global Securities, LLC (“AGS”), an affiliate of Apollo, acted as one of the initial purchasers and received approximately $1 in connection with the sale of an additional $1,100 aggregate principal amount of the Company’s 6.625% First-Priority Senior Secured Notes due 2020. AGS also received $1 in structuring fees in connection with the 2013 Refinancing Transactions (See Note 9).

In March 2012, AGS acted as one of the initial purchasers and received approximately $1 in connection with the sale of $450 aggregate principal amount of the Company’s 6.625% First-Priority Senior Secured Notes due 2020.
Other Transactions and Arrangements
Momentive Holdings purchases insurance policies which also cover the Company and MPM. Amounts are billed to the Company based on the Company’s relative share of the insurance premiums. Momentive Holdings billed the Company $13 and $12 for the years ended December 31, 2013 and 2012, respectively. The Company had accounts payable to Momentive Holdings of $4 under these arrangements at both December 31, 2013 and 2012.
The Company sells finished goods to, and purchases raw materials from, its foundry joint venture (“HAI”) between the Company and Delta-HA, Inc. The Company also provides toll-manufacturing and other services to HAI. The Company’s investment in HAI is recorded under the equity method of accounting, and the related sales and purchases are not eliminated from the Company’s Consolidated Financial Statements. However, any profit on these transactions is eliminated in the Company’s Consolidated Financial Statements to the extent of the Company’s 50% interest in HAI. Sales and services provided to HAI were $104, $108 and $113 for the years ended December 31, 2013, 2012 and 2011, respectively. Accounts receivable from HAI were $16 at December 31, 2013 and 2012. Purchases from HAI were $31, $31 and $54 for the years ended December 31, 2013, 2012 and 2011, respectively. The Company had accounts payable to HAI of $6 at December 31, 2013 and 2012. Additionally, HAI declared dividends to the Company of $21 and $13 during the years ended December 31, 2013 and 2012, respectively. No amounts remain outstanding related to these previously declared dividends as of December 31, 2013.
The Company’s purchase contracts with HAI represent a significant portion of HAI’s total revenue, and this factor results in the Company absorbing the majority of the risk from potential losses or the majority of the gains from potential returns. However, the Company does not have the power to direct the activities that most significantly impact HAI, and therefore, does not consolidate HAI. The carrying value of HAI’s assets were $50 and $52 at December 31, 2013 and 2012, respectively. The carrying value of HAI’s liabilities were $15 and $18 at December 31, 2013 and 2012, respectively.
In February 2013, the Company resolved a dispute with HAI regarding the prices HAI paid to the Company for raw materials used to manufacture dry and liquid resins. As part of the resolution, the Company will provide discounts to HAI on future purchases of dry and liquid resins totaling $16 over a period of three years. The $16 was recorded net of $8 of income during the year ended December 31, 2012, which represented the Company's benefit from the discounts due to its 50% ownership interest in HAI. During the year ended December 31, 2013, the Company issued $4 of discounts to HAI under this agreement. As of December 31, 2013, $12 remained outstanding under this agreement, $5 of which is classified in “Other current liabilities” in the Consolidated Balance Sheets, with the remaining $7 included in “Other long-term liabilities.”
The Company had a loan receivable from its unconsolidated forest products joint venture in Russia of less than $1 as of December 31, 2012. The Company also had royalties receivable from its unconsolidated forest products joint venture in Russia of $6 and $5 as of December 31, 2013 and 2012, respectively.
As of December 31, 2013, the Company had approximately $10 of cash on deposit as collateral for a loan that was extended by a third party to one of the Company’s unconsolidated joint ventures, which is classified as restricted cash.
Subsequent Events
The Company anticipates closing in April on the purchase of 100% of the interests in MPM’s Canadian subsidiary for a purchase price of approximately $12. As a part of the anticipated transaction the Company will also enter into a non-exclusive distribution agreement with a subsidiary of MPM, whereby the subsidiary of the Company will act as a distributor of certain of MPM’s products in Canada. The agreement has a term of 10 years, and is cancelable by either party with 180 days’ notice. The Company will be compensated for acting as distributor at a rate of 2% of the net selling price of the related products sold. Additionally, MPM will provide transitional services to the Company for a period of 6 months.
In March 2014, the Company entered into a ground lease with a Brazilian subsidiary of MPM to lease a portion of MPM’s manufacturing site in Itatiba, Brazil for purposes of constructing and operating an epoxy production facility. In conjunction with the ground lease, the Company also entered into a site services agreement whereby MPM’s subsidiary will provide to the Company various services such as environmental, health and safety, security, maintenance and accounting, amongst others, to support the operation of this new facility.
In February 2014, the Company made a restricted purpose loan of $50 to a newly formed subsidiary of Momentive Holdings. The loan matures in February 2015, bears interest at LIBOR plus 3.75% per annum and is payable on a payment-in-kind basis. The loan is fully collateralized by the assets of the newly formed subsidiary.